Schedule IV - Schedule of Reinsurance	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Schedule of Reinsurance
SCHEDULE IV
REINSURANCE
($ In millions)

	Direct Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Year Ended December 31, 2023 (Successor Company)
Life insurance in-force	$214,278	$150,452	$147	$63,973	—%
Insurance Revenues
Life insurance and annuities	$2,201	$1,880	$413	$734	56%
Accident health insurance	11	11	—	—	—%
Total insurance revenues	$2,212	$1,891	$413	$734	56%
For the Year Ended December 31, 2022 (Successor Company)
Life insurance in-force	$222,398	$158,750	$155	$63,803	—%
Insurance Revenues
Life insurance and annuities	$2,271	$1,873	$210	$608	35%
Accident health insurance	12	12	—	—	—%
Total insurance revenues	$2,283	$1,885	$210	$608	35%
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
Life insurance in-force	$232,607	$166,822	$158	$65,943	—%
Insurance Revenues
Life insurance and annuities	$1,194	$803	$69	$460	15%
Accident health insurance	3	3	—	—	—%
Total insurance revenues	$1,197	$806	$69	$460	15%
For the Six Months Ended June 30, 2021 to December 31, 2021 (Predecessor Company)
Life insurance in-force	$236,517	$170,776	$166	$65,907	—%
Insurance Revenues
Life insurance and annuities	$1,202	$804	$64	$462	14%
Accident health insurance	8	8	—	—	—%
Total insurance revenues	$1,210	$812	$64	$462	14%